Derivative Liabilities - Additional Information (Detail) - $ / shares	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Oct. 23, 2020
Derivative Warrant Liabilities [Line Items]
Warrants exercisable period after completion of business combination		30 days
Warrants expiration period after completion of business combination or earlier upon redemption or liquidation	5 years	5 years
Exercise price of warrants	$ 11.50	$ 11.50
Public Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrant or right outstanding	13,416,667	13,416,667
Private Placement Warrants [Member]
Derivative Warrant Liabilities [Line Items]
Class of warrant or right outstanding	6,700,000	13,416,667
Exercise price of warrants			$ 1.50
Redemption of Warrants When the Price Per Share of Class A Common Stock Equals or Exceeds $18.00
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants	$ 0.01	$ 0.01
Trading day period	20 days	20 days
Percentage adjustment of exercise price of warrants to higher of market value and newly issued price	180.00%	180.00%
Redemption price per share	$ 18.00	$ 18.00
Minimum period prior written notice of redemption	30 days	30 days
Overall trading period	30 days	30 days
Redemption of Warrants for Shares of Class A Common Stock
Derivative Warrant Liabilities [Line Items]
Redemption price per share	$ 10.00	$ 10.00
Redemption of Warrants When the Price Per Share of Class A Common Stock Equals or Exceeds $10.00
Derivative Warrant Liabilities [Line Items]
Exercise price of warrants	0.10	0.10
Redemption price per share	$ 10.00	$ 10.00
Minimum period prior written notice of redemption	30 days	30 days
Overall trading period	10 days	10 days
Minimum [Member]
Derivative Warrant Liabilities [Line Items]
Percentage of aggregate gross proceeds from issuances to overall equity proceeds	60.00%	60.00%
Minimum [Member] | Redemption of Warrants When the Price Per Share of Class A Common Stock Equals or Exceeds $10.00
Derivative Warrant Liabilities [Line Items]
Warrants exercisable in connection with redemption feature per share	$ 0.361	$ 0.361
Class A Common Stock
Derivative Warrant Liabilities [Line Items]
Trading day period		10 days
Percentage adjustment of exercise price of warrants to higher of market value and newly issued price	115.00%	115.00%
Redemption price per share	$ 10.00	$ 10.00
Class A Common Stock | Maximum
Derivative Warrant Liabilities [Line Items]
Initial business combination share price	$ 9.20	$ 9.20